Annual Total Returns - Strategic Advisers® Fidelity® Emerging Markets Fund [BarChart] - 05.31 Strategic Advisers Fidelity Emerging Markets Fund PRO-05 - Strategic Advisers® Fidelity® Emerging Markets Fund
Jul. 30, 2022
Bar Chart Table:
Annual Return, Inception Date	Oct. 30, 2018
Strategic Advisers Fidelity Emerging Markets Fund-Default
Bar Chart Table:
Annual Return 2019	22.26%
Annual Return 2020	22.09%
Annual Return 2021	(0.24%)